                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-21669

Exact Name of Registrant
(as specified in charter):  Cohen & Steers VIF Realty Fund, Inc.

Address of Principal Executive Office:  757 Third Avenue
                                        New York, NY 10017

Name and address of agent for service:  John E. McLean
                                        757 Third Avenue
                                        New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005





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Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)


                                                                               Number
                                                                              of Shares             Value
                                                                           --------------      --------------
COMMON STOCK                                                     90.8%
      DIVERSIFIED                                                 4.7%
                  Vornado Realty Trust                                              2,284      $      197,840
                                                                                               --------------
      HEALTH CARE                                                 1.9%
                  Ventas                                                            2,457              79,115
                                                                                               --------------
      HOTEL                                                       7.6%
                  Hilton Hotels Corp.                                               3,900              87,048
                  Host Marriott Corp.                                               7,070             119,483
                  Starwood Hotels & Resorts Worldwide                               2,038             116,512
                                                                                               --------------
                                                                                                      323,043
                                                                                               --------------
      INDUSTRIAL                                                  6.3%
                  AMB Property Corp.                                                2,266             101,744
                  ProLogis                                                          3,736             165,542
                                                                                               --------------
                                                                                                      267,286
                                                                                               --------------
      OFFICE                                                     23.7%
                  Alexandria Real Estate Equities                                     400              33,076
                  American Financial Realty Trust                                   2,600              36,920
                  Arden Realty                                                      1,489              61,302
                  BioMed Realty Trust                                               1,200              29,760
                  Boston Properties                                                 2,719             192,777
                  Brookfield Properties Corp.                                       4,106             121,004
                  CarrAmerica Realty Corp.                                          1,100              39,545
                  Equity Office Properties Trust                                    3,181             104,050
                  Kilroy Realty Corp.                                               1,330              74,520
                  Mack-Cali Realty Corp.                                            1,300              58,422
                  Maguire Properties                                                1,300              39,065
                  Prentiss Properties Trust                                           900              36,540
                  Reckson Associates Realty Corp.                                   1,700              58,735
                  SL Green Realty Corp.                                               992              67,635
                  Trizec Properties                                                 2,400              55,344
                                                                                               --------------
                                                                                                    1,008,695
                                                                                               --------------


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                                       1
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                      COHEN & STEERS VIF REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                               Number
                                                                              of Shares             Value
                                                                           --------------      --------------
      OFFICE/INDUSTRIAL                                           0.9%
                  Liberty Property Trust                                              900      $       38,286
                                                                                               --------------
      RESIDENTIAL - APARTMENT                                    18.0%
                  Apartment Investment & Management Co.                             2,316              89,815
                  Archstone-Smith Trust                                             2,744             109,403
                  AvalonBay Communities                                             2,347             201,138
                  BRE Properties                                                    2,063              91,804
                  Equity Residential                                                4,458             168,735
                  Essex Property Trust                                                600              54,000
                  Post Properties                                                   1,356              50,511
                                                                                               --------------
                                                                                                      765,406
                                                                                               --------------
      SELF STORAGE                                                5.5%
                  Public Storage                                                    1,989             133,263
                  Shurgard Storage Centers                                          1,762              98,443
                                                                                               --------------
                                                                                                      231,706
                                                                                               --------------
      SHOPPING CENTER                                            22.2%
        COMMUNITY CENTER                                          8.3%
                  Developers Diversified Realty Corp.                               1,602              74,814
                  Federal Realty Investment Trust                                   1,340              81,646
                  Pan Pacific Retail Properties                                     1,500              98,850
                  Regency Centers Corp.                                               900              51,705
                  Tanger Factory Outlet Centers                                     1,600              44,496
                                                                                               --------------
                                                                                                      351,511
                                                                                               --------------


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                                       2
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--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                               Number
                                                                              of Shares             Value
                                                                           --------------      --------------
        REGIONAL MALL                                            13.9%
                  General Growth Properties                                         2,308      $      103,698
                  Macerich Co.                                                      1,275              82,798
                  Mills Corp.                                                       2,185             120,350
                  Simon Property Group                                              2,843             210,723
                  Taubman Centers                                                   2,385              75,605
                                                                                               --------------
                                                                                                      593,174
                                                                                               --------------
                  TOTAL SHOPPING CENTER                                                               944,685
                                                                                               --------------
                                TOTAL COMMON STOCK
                                  (Identified cost-$3,720,404)                                      3,856,062
                                                                                               --------------

                                                                             Principal
                                                                               Amount
                                                                           --------------
COMMERCIAL PAPER                                                  7.3%
                  San Paolo U.S. Finance Co., 2.750%, due 10/3/05
                    (Identified cost-$308,953)                            $      309,000              308,953
                                                                                               --------------

TOTAL INVESTMENTS (Identified cost-$4,029,357)                   98.1%                              4,165,015

OTHER ASSETS IN EXCESS OF LIABILITIES                             1.9%                                 82,564
                                                              -------                          --------------

NET ASSETS  (Equivalent to $11.54 per share based on 367,941
  shares of capital stock outstanding)                          100.0%                         $    4,247,579
                                                              =======                          ==============

--------------
Note: Percentages indicated are based on the net assets of the fund.

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                                       3
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Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.




By: /s/ Adam M. Derechin
    --------------------------------
        Name: Adam M. Derechin
        Title: President

        Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ Adam M. Derechin                  By: /s/ Jay J. Chen
    --------------------------------           ---------------------------------
        Name: Adam M. Derechin                    Name: Jay J. Chen
        Title: President and principal            Title: Treasurer and principal
                executive officer                         financial officer

        Date: November 17, 2005